AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 93.0%
Communication Services - 6.5%
Cinemark Holdings, Inc.	180,031	$2,129,767
Liberty Latin America, Ltd., Class C*	978,301	10,008,019
Liberty TripAdvisor Holdings, Inc., Class A*	367,391	911,130
ORBCOMM, Inc.*	676,319	2,847,303
Vonage Holdings Corp.*	690,823	8,255,335
Yelp, Inc.*	301,086	7,521,128

Total Communication Services		31,672,682
Consumer Discretionary - 4.7%
Core-Mark Holding Co., Inc.	141,472	3,751,837
Cracker Barrel Old Country Store, Inc.	9,550	1,054,988
Extended Stay America, Inc.	916,161	10,453,397
J Alexander's Holdings, Inc.*	480,527	1,931,719
Murphy USA, Inc.*	41,587	5,506,535

Total Consumer Discretionary		22,698,476
Consumer Staples - 9.2%
BJ's Wholesale Club Holdings, Inc.*	477,692	19,131,565
Hostess Brands, Inc.*	1,203,004	15,254,091
Ingles Markets, Inc., Class A	203,579	8,194,055
Pilgrim's Pride Corp.*	122,301	1,877,320

Total Consumer Staples		44,457,031
Energy - 3.0%
Evolution Petroleum Corp.	654,068	1,713,658
HollyFrontier Corp.	200,865	5,523,788
PBF Energy, Inc., Class A1	224,639	1,949,867
World Fuel Services Corp.	222,680	5,239,660

Total Energy		14,426,973
Financials - 9.7%
Axis Capital Holdings, Ltd. (Bermuda)	294,025	11,796,283
Cannae Holdings, Inc.*	509,507	19,198,224
First Citizens BancShares, Inc., Class A	4,689	1,996,904
Webster Financial Corp.	67,173	1,831,808
White Mountains Insurance Group, Ltd.	13,673	12,034,017

Total Financials		46,857,236
Health Care - 5.4%
Computer Programs & Systems, Inc.	303,912	7,500,548
Premier, Inc., Class A*	525,433	18,374,392

Total Health Care		25,874,940
Industrials - 37.1%
Air Transport Services Group, Inc.*	901,935	21,980,156
Arcosa, Inc.	67,495	2,849,639
Argan, Inc.	282,660	12,126,114
	Shares	Value

Armstrong World Industries, Inc.	123,677	$8,810,749
Atkore International Group, Inc.*	206,694	5,512,529
Barrett Business Services, Inc.	79,869	4,207,499
Colfax Corp.*,1	212,124	6,168,566
Comfort Systems USA, Inc.	228,684	11,367,882
Cubic Corp.[1]	260,422	10,937,724
Forward Air Corp.	95,459	4,962,913
GMS, Inc.*	101,059	2,367,812
GrafTech International, Ltd.[1]	1,262,057	7,660,686
Harsco Corp.*	461,322	7,362,699
Insperity, Inc.	181,412	12,129,206
MSC Industrial Direct Co., Inc., Class A	91,861	6,063,745
nVent Electric PLC (United Kingdom)	349,831	6,352,931
Park Aerospace Corp.	389,833	4,202,400
SP Plus Corp.*	248,678	3,951,493
TPI Composites, Inc.*,1	257,107	6,576,797
TriMas Corp.*	158,642	3,712,223
TriNet Group, Inc.*	47,268	3,119,688
UniFirst Corp.	85,765	15,993,457
US Ecology, Inc.	206,460	7,160,033
Viad Corp.	248,247	3,589,652

Total Industrials		179,166,593
Information Technology - 15.6%
ACI Worldwide, Inc.*	303,885	8,141,079
Avaya Holdings Corp.*,1	725,378	9,183,286
CDK Global, Inc.	271,066	12,322,660
Computer Services, Inc.	202,636	11,600,911
DXC Technology Co.	220,473	3,948,671
ePlus, Inc.*	113,645	8,471,098
EVERTEC, Inc. (Puerto Rico)	152,280	4,728,294
Ituran Location and Control, Ltd. (Israel)	283,311	3,748,205
NCR Corp.*	478,733	8,823,049
Sabre Corp.	437,943	3,310,849
Verra Mobility Corp.*	115,456	1,181,115

Total Information Technology		75,459,217
Materials - 0.8%
Axalta Coating Systems Ltd. *	179,649	3,988,208
Real Estate - 1.0%
Marcus & Millichap, Inc.*	114,372	3,115,493
Newmark Group, Inc., Class A	412,853	1,680,312

Total Real Estate		4,795,805

Total Common Stocks (Cost $423,784,720)		449,397,161

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Short-Term Investments - 7.5%
Other Investment Companies - 7.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[2]	11,978,567	$11,978,567
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[2]	11,978,567	11,978,567
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[2]	12,341,553	12,341,553

Total Short-Term Investments (Cost $36,298,687)		36,298,687
Value

Total Investments - 100.5% (Cost $460,083,407)	$485,695,848
Other Assets, less Liabilities - (0.5)%	(2,181,128)
Net Assets - 100.0%	$483,514,720

*	Non-income producing security.
[1]	Some of these securities, amounting to $21,652,407 or 4.5% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$449,397,161	—	—	$449,397,161
Short-Term Investments
Other Investment Companies	36,298,687	—	—	36,298,687
Total Investments in Securities	$485,695,848	—	—	$485,695,848

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$21,652,407	—	$22,264,522	$22,264,522
The following table summarizes the securities received as collateral for securities lending at July 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.